Annual Total Returns - A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Dividend Builder Fund
Prospectus [Line Items]
Annual Return [Percent]	8.48%	14.51%	11.16%	(9.75%)	24.42%	12.32%	31.09%	(5.40%)	18.89%	9.21%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	14.59%	32.46%	38.30%	(29.63%)	19.62%	37.15%	30.38%	0.28%	25.42%	2.32%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Large-Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	12.12%	11.49%	7.92%	(2.78%)	24.29%	2.28%	29.79%	(6.83%)	14.81%	9.56%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Small-Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	(6.19%)	11.93%	11.28%	(15.53%)	21.18%	12.73%	27.54%	(5.81%)	14.91%	19.32%
Eaton Vance Balanced Fund - Classes A, C, I, R, and R6 | Eaton Vance Balanced Fund
Prospectus [Line Items]
Annual Return [Percent]	11.01%	19.46%	16.05%	(15.58%)	14.01%	14.20%	23.63%	(3.43%)	13.53%	4.60%
Eaton Vance Special Investment Trust | Eaton Vance Core Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	7.38%	2.77%	5.81%	(13.33%)	0.36%	7.88%	9.00%	(0.64%)	4.20%	2.48%
Eaton Vance India Fund - Classes A, C, and I | Eaton Vance India Fund
Prospectus [Line Items]
Annual Return [Percent]	(2.17%)	17.51%	20.60%	(15.54%)	24.04%	13.42%	10.46%	(12.13%)	44.80%	2.64%